As filed with the Securities and Exchange Commission on August 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2019

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES - 83.4%
Basic Materials - 0.0%
Praxair, Inc.
1.250%, 11/07/2018	$30,000	$29,861
4.500%, 08/15/2019	57,000	58,071
2.250%, 09/24/2020	30,000	29,552
		117,484
Communications - 3.3%
AT&T, Inc.
3.229% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	2,000,000	2,006,326
3.298% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,049,774
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	25,361
2.125%, 03/01/2019	105,000	104,748
2.200%, 02/28/2021	50,000	49,070
NBC Universal Media LLC
5.150%, 04/30/2020	100,000	103,359
The Walt Disney Co.
1.650%, 01/08/2019	17,000	16,921
2.628% (3 Month LIBOR USD + 0.310%), 05/30/2019 (a)	1,000,000	1,002,865
1.800%, 06/05/2020	30,000	29,337
2.150%, 09/17/2020	70,000	68,625
Verizon Communications, Inc.
3.105% (3 Month LIBOR USD + 0.770%), 06/17/2019 (a)	3,000,000	3,017,042
		11,473,428
Consumer, Cyclical - 1.0%
American Honda Finance Corp.
3.154% (3 Month LIBOR USD + 0.825%), 02/22/2019 (a)	500,000	502,585
1.950%, 07/20/2020	200,000	195,901
Costco Wholesale Corp.
2.150%, 05/18/2021	50,000	48,911
General Motors Financial Co., Inc.
3.644% (3 Month LIBOR USD + 1.310%), 06/30/2022 (a)	2,000,000	2,033,298
PACCAR Financial Corp.
1.300%, 05/10/2019	12,000	11,863
3.100%, 05/10/2021	62,000	62,157
The Home Depot, Inc.
2.000%, 06/15/2019	30,000	29,828
2.000%, 04/01/2021	100,000	97,569
Toyota Motor Credit Corp.
2.000%, 10/24/2018	25,000	24,960
2.100%, 01/17/2019	68,000	67,848
2.125%, 07/18/2019	40,000	39,763
2.200%, 01/10/2020	40,000	39,646
4.250%, 01/11/2021	100,000	102,909
2.150%, 09/08/2022	30,000	28,628
Walmart, Inc.
1.900%, 12/15/2020	30,000	29,426
4.250%, 04/15/2021	120,000	124,031
		3,439,323

Consumer, Non-cyclical - 1.8%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	200,000	197,323
AstraZeneca PLC
2.947% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	2,011,299
Bristol-Myers Squibb Co.
1.750%, 03/01/2019	50,000	49,728
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	72,642
Danaher Corp.
2.400%, 09/15/2020	25,000	24,682
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	68,121
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,721
2.250%, 03/03/2022	60,000	58,689
Merck & Co., Inc.
1.850%, 02/10/2020	14,000	13,794
3.875%, 01/15/2021	50,000	51,000
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	68,911
PepsiCo, Inc.
1.500%, 02/22/2019	15,000	14,906
1.550%, 05/02/2019	50,000	49,631
2.150%, 10/14/2020	60,000	59,052
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,285
Reckitt Benckiser Treasury Services PLC
2.895% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $2,995,170) (a)(d)(e)	3,000,000	2,995,319
The Coca-Cola Co.
1.375%, 05/30/2019	20,000	19,793
2.200%, 05/25/2022	50,000	48,544
The Hershey Co.
3.100%, 05/15/2021	150,000	150,218
The Procter & Gamble Co.
1.850%, 02/02/2021	15,000	14,628
1.700%, 11/03/2021	60,000	57,757
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	99,245
UnitedHealth Group, Inc.
2.700%, 07/15/2020	105,000	104,309
		6,308,597
Energy - 0.1%
Chevron Corp.
1.790%, 11/16/2018	50,000	49,890
4.950%, 03/03/2019	20,000	20,308
2.419%, 11/17/2020	50,000	49,464
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	15,359
Exxon Mobil Corp.
1.819%, 03/15/2019	100,000	99,507
		234,528

Financial - 75.0%
American Express Co.
2.968% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	3,391,000	3,394,983
2.969% (3 Month LIBOR USD + 0.650%), 02/27/2023 (a)	2,700,000	2,696,361
American Express Credit Corp.
3.143% (3 Month LIBOR USD + 0.780%), 11/05/2018 (a)	500,000	501,008
2.250%, 08/15/2019	95,000	94,500
2.833% (3 Month LIBOR USD + 0.490%), 08/15/2019 (a)	3,618,000	3,631,123
2.929% (3 Month LIBOR USD + 0.570%), 10/30/2019 (a)	1,000,000	1,004,685
2.751% (3 Month LIBOR USD + 0.430%), 03/03/2020 (a)	1,799,000	1,803,572
3.021% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,038,196
Athene Global Funding
3.564% (3 Month LIBOR USD + 1.230%), 07/01/2022 (Acquired 02/22/2018, Cost $3,056,813) (a)(d)	3,000,000	3,063,227
AvalonBay Communities, Inc.
3.625%, 10/01/2020	50,000	50,396
Banco Santander SA
3.897% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	4,800,000	4,891,993
3.420% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	13,250,000	13,293,465
3.459% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	500,000	499,715
Bank of America Corp.
2.600%, 01/15/2019	2,000,000	1,998,902
2.650%, 04/01/2019	60,000	59,943
3.775% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,594,384
3.022% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,004,189
2.987% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	2,007,736
3.542% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	4,400,000	4,482,718
3.519% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	863,908
3.108% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	950,000	947,437
Bank of Montreal
2.957% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	4,300,000	4,315,218
BB&T Corp.
2.987% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,624,970
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	110,000	113,822
BlackRock, Inc.
5.000%, 12/10/2019	75,000	77,378
Canadian Imperial Bank of Commerce
2.631% (3 Month LIBOR USD + 0.310%), 10/05/2020 (a)(e)	2,000,000	2,002,494
3.055% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	3,496,000	3,520,441
Capital One Bank USA, N.A.
2.150%, 11/21/2018	1,000,000	998,336
Capital One Financial Corp.
3.115% (3 Month LIBOR USD + 0.760%), 05/12/2020 (a)	5,848,000	5,874,080
3.277% (3 Month LIBOR USD + 0.950%), 03/09/2022 (a)	3,000,000	3,012,919
3.079% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,559,315
Capital One, N.A.
3.183% (3 Month LIBOR USD + 0.820%), 08/08/2022 (a)	3,385,000	3,390,611
3.509% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,335,715
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	78,230

Citigroup, Inc.
3.672% (3 Month LIBOR USD + 1.310%), 10/26/2020 (a)	2,000,000	2,041,169
3.714% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	562,255
3.553% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	570,000	580,696
3.391% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,076,891
3.320% (3 Month LIBOR USD + 0.960%), 04/25/2022 (a)	690,000	696,502
3.056% (3 Month LIBOR USD + 0.690%), 10/27/2022 (a)	2,700,000	2,694,417
3.309% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,350,000	4,363,232
Credit Suisse Group AG
3.536% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $10,471,037) (a)(d)(e)	10,300,000	10,363,642
Deutsche Bank AG
3.312% (3 Month LIBOR USD + 0.970%), 07/13/2020 (a)(e)	8,000,000	7,952,065
ERP Operating LP
4.625%, 12/15/2021	75,000	77,769
HSBC Holdings PLC
2.926% (3 Month LIBOR USD + 0.600%), 05/18/2021 (a)(e)	5,300,000	5,309,172
3.821% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	9,400,000	9,680,388
HSBC USA, Inc.
3.133% (3 Month LIBOR USD + 0.770%), 08/07/2018 (a)	1,000,000	1,000,839
Manufacturers & Traders Trust Co.
2.940% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	4,988,009
Mitsubishi UFJ Financial Group, Inc.
3.061% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	2,000,000	2,005,450
Mizuho Financial Group, Inc.
3.108% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	3,900,000	3,902,125
Morgan Stanley
3.209% (3 Month LIBOR USD + 0.850%), 01/24/2019 (a)	2,220,000	2,228,763
3.102% (3 Month LIBOR USD + 0.740%), 07/23/2019 (a)	2,310,000	2,321,992
3.506% (3 Month LIBOR USD + 1.140%), 01/27/2020 (a)	1,334,000	1,351,946
3.155% (3 Month LIBOR USD + 0.800%), 02/14/2020 (a)	300,000	300,937
3.747% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	1,000,000	1,024,562
3.539% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,925,480
3.292% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	1,720,000	1,734,608
3.759% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	4,900,000	5,015,119
3.583% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,039,983
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/2019	25,000	24,826
2.000%, 01/27/2020	75,000	73,958
Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,245
3.375%, 08/23/2021	25,000	25,188
PNC Bank, N.A.
2.400%, 10/18/2019	3,000,000	2,979,673
Public Storage
2.370%, 09/15/2022	80,000	76,848
Royal Bank of Canada
3.088% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,401,276
Simon Property Group LP
4.375%, 03/01/2021	50,000	51,506
2.500%, 07/15/2021	120,000	117,187

State Street Corp.
1.950%, 05/19/2021	25,000	24,228
Sumitomo Mitsui Banking Corp.
3.025% (3 Month LIBOR USD + 0.670%), 10/19/2018 (a)(e)	4,467,000	4,474,266
2.665% (3 Month LIBOR USD + 0.310%), 10/18/2019 (a)(e)	2,000,000	2,002,720
2.703% (3 Month LIBOR USD + 0.350%), 01/17/2020 (a)(e)	2,525,000	2,525,516
Sumitomo Mitsui Financial Group, Inc.
3.458% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,108,233
3.495% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,032,383
SunTrust Bank
2.889% (3 Month LIBOR USD + 0.530%), 01/31/2020 (a)	2,000,000	2,007,505
SunTrust Banks, Inc.
2.350%, 11/01/2018	1,456,000	1,455,320
The Bank of New York Mellon Corp.
2.200%, 03/04/2019	59,000	58,839
4.600%, 01/15/2020	30,000	30,740
2.450%, 11/27/2020	35,000	34,440
3.409% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	11,036,000	11,226,112
The Bank of Nova Scotia
3.178% (3 Month LIBOR USD + 0.830%), 01/15/2019 (a)(e)	1,000,000	1,004,041
2.738% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	3,011,372
2.959% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	5,900,000	5,933,054
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	130,000	133,612
3.133% (3 Month LIBOR USD + 0.800%), 12/13/2019 (a)	2,000,000	2,012,828
3.522% (3 Month LIBOR USD + 1.160%), 04/23/2020 (a)	1,444,000	1,463,098
3.720% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,022,221
3.513% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,025,233
3.472% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,941,000	1,960,817
3.139% (3 Month LIBOR USD + 0.780%), 10/31/2022 (a)	1,100,000	1,100,744
3.359% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	550,000	552,323
3.919% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	5,600,000	5,789,083
The Toronto-Dominion Bank
2.756% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,350,832
The Travelers Companies, Inc.
3.900%, 11/01/2020	110,000	111,892
UBS AG
2.639% (3 Month LIBOR USD + 0.320%), 05/28/2019 (Acquired 04/27/2018, Cost $1,952,109) (a)(d)(e)	1,950,000	1,952,668
2.901% (3 Month LIBOR USD + 0.580%), 06/08/2020 (Acquired 05/30/2018, Cost $4,518,874) (a)(d)(e)	4,500,000	4,514,670
U.S. Bancorp
2.200%, 04/25/2019 (f)	75,000	74,721
Visa, Inc.
2.200%, 12/14/2020	70,000	68,888
2.150%, 09/15/2022	50,000	47,940
Wells Fargo & Co.
2.150%, 01/30/2020	200,000	197,060
3.039% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,013,675
2.500%, 03/04/2021	30,000	29,354
3.661% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,559,589
4.600%, 04/01/2021	60,000	61,938
2.100%, 07/26/2021	110,000	105,751
3.286% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	1,000,000	1,010,615
3.469% (3 Month LIBOR USD + 1.110%), 01/24/2023 (a)	6,890,000	6,997,605
3.589% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	944,297
		261,869,911
Industrial - 1.0%
Caterpillar Financial Services Corp.
1.800%, 11/13/2018	25,000	24,933
2.100%, 06/09/2019	15,000	14,920
2.250%, 12/01/2019	20,000	19,836
2.950%, 05/15/2020	50,000	49,966

1.850%, 09/04/2020	25,000	24,353
2.900%, 03/15/2021	15,000	14,926
Emerson Electric Co.
4.875%, 10/15/2019	45,000	46,169
General Dynamics Corp.
3.000%, 05/11/2021	105,000	104,697
General Electric Co.
6.000%, 08/07/2019	50,000	51,645
5.500%, 01/08/2020	100,000	103,660
4.625%, 01/07/2021	100,000	103,111
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	1,112,142
Honeywell International, Inc.
1.800%, 10/30/2019	60,000	59,262
Illinois Tool Works, Inc.
1.950%, 03/01/2019	50,000	49,768
John Deere Capital Corp.
1.600%, 07/13/2018	18,000	17,996
1.750%, 08/10/2018	20,000	19,987
2.901% (3 Month LIBOR USD + 0.570%), 01/08/2019 (a)	500,000	501,344
1.950%, 06/22/2020	75,000	73,396
2.375%, 07/14/2020	50,000	49,287
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	1,000,000	998,807
United Parcel Service, Inc.
3.125%, 01/15/2021	30,000	30,162
2.350%, 05/16/2022	50,000	48,524
		3,518,891
Technology - 1.0%
Apple, Inc.
3.150% (3 Month LIBOR USD + 0.820%), 02/22/2019 (a)	1,000,000	1,005,537
1.550%, 02/07/2020	10,000	9,825
1.900%, 02/07/2020	45,000	44,440
1.800%, 05/11/2020	50,000	49,164
2.250%, 02/23/2021	13,000	12,778
1.550%, 08/04/2021	155,000	148,628
HP, Inc.
3.288% (3 Month LIBOR USD + 0.940%), 01/14/2019 (a)	1,500,000	1,503,258
IBM Credit LLC
1.800%, 01/20/2021	100,000	96,930
Intel Corp.
1.700%, 05/19/2021	110,000	106,300
3.300%, 10/01/2021	33,000	33,332
International Business Machines Corp.
1.900%, 01/27/2020	100,000	98,707
Microsoft Corp.
1.300%, 11/03/2018	34,000	33,876
4.200%, 06/01/2019	30,000	30,456
1.550%, 08/08/2021	145,000	139,188
Oracle Corp.
2.375%, 01/15/2019	15,000	14,999
5.000%, 07/08/2019	30,000	30,691
2.500%, 05/15/2022	130,000	126,617
QUALCOMM, Inc.
2.100%, 05/20/2020	50,000	49,971
		3,534,697
Utilities - 0.2%
DTE Electric Co.
3.900%, 06/01/2021	55,000	55,776
Duke Energy Carolinas LLC
4.300%, 06/15/2020	25,000	25,443
3.900%, 06/15/2021	25,000	25,490

Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,785
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	20,627
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,118
Northern States Power Co.
2.200%, 08/15/2020	30,000	29,603
PacifiCorp
5.650%, 07/15/2018	25,000	25,026
Public Service Company of Colorado
3.200%, 11/15/2020	30,000	30,044
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	24,788
2.000%, 08/15/2019	75,000	74,294
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	29,848
Southern California Edison Co.
5.500%, 08/15/2018	45,000	45,149
3.875%, 06/01/2021	40,000	40,636
3.400%, 06/01/2023	50,000	49,836
Westar Energy, Inc.
5.100%, 07/15/2020	75,000	77,690
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	25,607
		660,760
TOTAL CORPORATE BONDS AND NOTES (Cost $291,573,746)		291,157,619

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Federal Home Loan Mortgage Corporation REMICS - 0.1%
Series 2693, Class PE
4.500%, 10/15/2018	562	563
Series 2746, Class EG
4.500%, 02/15/2019	894	894
Series 2989, Class TG
5.000%, 06/15/2025	25,374	26,600
Series 3002, Class YD
4.500%, 07/15/2025	10,279	10,680
Series 3917, Class AB
1.750%, 07/15/2026	113,584	110,622
Series 2526, Class FI
3.073% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	53,632	54,924
Series 2881, Class AE
5.000%, 08/15/2034	7,646	7,831
Series 2933, Class HD
5.500%, 02/15/2035	14,015	14,902
Series 4305, Class KA
3.000%, 03/15/2038	41,310	41,224
Series 3843, Class GH
3.750%, 10/15/2039	34,736	35,302
Series 3786, Class NA
4.500%, 07/15/2040	64,471	66,760
Series 4305, Class A
3.500%, 06/15/2048	87,085	87,826
		458,128

Federal National Mortgage Association REMICS - 0.1%
Series 2003-92, Class PE
4.500%, 09/25/2018	286	286
Series 2005-40, Class YG
5.000%, 05/25/2025	21,655	22,485
Series 2011-122, Class A
3.000%, 12/25/2025	32,345	32,336
Series 2007-27, Class MQ
5.500%, 04/25/2027	6,531	7,001
Series 2005-48, Class AR
5.500%, 02/25/2035	7,243	7,350
Series 2005-62, Class CQ
4.750%, 07/25/2035	3,898	3,966
Series 2005-64, Class PL
5.500%, 07/25/2035	34,240	36,617
Series 2005-68, Class PG
5.500%, 08/25/2035	26,234	28,116
Series 2005-83A, Class LA
5.500%, 10/25/2035	14,414	15,447
Series 2006-57, Class AD
5.750%, 06/25/2036	57,989	60,258
Series 2014-23, Class PA
3.500%, 08/25/2036	78,322	79,258
Series 2007-39, Class NA
4.250%, 01/25/2037	1,290	1,291
Series 2013-83, Class CA
3.500%, 10/25/2037	56,972	57,451
Series 2009-47, Class PA
4.500%, 07/25/2039	4,136	4,241
Series 2011-113, Class NE
4.000%, 03/25/2040	9,831	9,832
		365,935
Government National Mortgage Association REMICS - 0.1%
Series 2013-88, Class WA
4.995%, 06/20/2030 (a)	89,121	92,526
Series 2002-22, Class GF
6.500%, 03/20/2032	31,187	34,608
Series 2002-51, Class D
6.000%, 07/20/2032	36,112	39,688
Series 2008-50, Class NA
5.500%, 03/16/2037	3,322	3,367
Series 2007-11, Class PE
5.500%, 03/20/2037	18,601	20,427
Series 2013-113, Class UB
3.000%, 11/20/2038	44,493	44,474
		235,090
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,064,272)		1,059,153

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Bank - 0.3%
2.000%, 09/14/2018	75,000	74,986
1.750%, 12/14/2018	595,000	593,806
1.250%, 01/16/2019	200,000	198,966
1.000%, 09/26/2019	300,000	294,807
		1,162,565

Federal Home Loan Mortgage Corp. - 0.2%
0.875%, 10/12/2018	125,000	124,603
1.500%, 01/17/2020	355,000	349,593
5.500%, 04/01/2021, Gold Pool #G11941	11,540	11,817
5.500%, 11/01/2021, Gold Pool #G12454	6,232	6,409
5.500%, 04/01/2023, Gold Pool #G13145	13,713	14,210
4.000%, 02/01/2026, Gold Pool #J14494	37,201	38,270
4.000%, 06/01/2026, Gold Pool #J15974	12,973	13,349
4.500%, 06/01/2029, Gold Pool #C91251	12,406	12,924
4.500%, 12/01/2029, Gold Pool #C91281	24,105	25,130
4.500%, 04/01/2030, Gold Pool #C91295	13,188	13,749
		610,054
Federal National Mortgage Association - 0.3%
1.125%, 07/20/2018	390,000	389,849
2.000%, 01/05/2022	610,000	594,831
6.000%, 09/01/2019, Pool #735439	189	191
5.500%, 06/01/2020, Pool #888601	601	606
5.000%, 05/01/2023, Pool #254762	8,978	9,523
5.500%, 01/01/2024, Pool #AD0471	6,532	6,719
5.000%, 12/01/2025, Pool #256045	19,468	20,649
5.500%, 05/01/2028, Pool #257204	17,964	19,262
4.000%, 08/01/2029, Pool #MA0142	21,490	21,928
5.500%, 04/01/2037, Pool #AD0249	24,804	26,955
5.000%, 10/01/2039, Pool #AC3237	51,456	55,207
		1,145,720
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,943,223)		2,918,339

U.S. TREASURY OBLIGATIONS - 11.1%
U.S. Treasury Notes - 11.1%
1.250%, 01/31/2019	1,345,000	1,337,618
1.500%, 01/31/2019	1,700,000	1,693,061
1.375%, 02/28/2019	885,000	879,987
1.500%, 02/28/2019	355,000	353,287
1.625%, 03/31/2019	740,000	736,473
1.625%, 04/30/2019	1,875,000	1,864,600
1.500%, 05/31/2019	1,395,000	1,384,456
1.000%, 06/30/2019	380,000	374,961
1.625%, 06/30/2019	650,000	645,392
0.875%, 07/31/2019	755,000	742,923
1.000%, 08/31/2019	815,000	801,884
1.750%, 09/30/2019	1,040,000	1,031,387
1.500%, 11/30/2019	410,000	404,523
1.125%, 12/31/2019	640,000	627,375
1.625%, 12/31/2019	220,000	217,280
1.250%, 01/31/2020	850,000	833,813
1.375%, 01/31/2020	250,000	245,723
1.375%, 02/29/2020	380,000	373,031
1.125%, 03/31/2020	300,000	292,904
1.375%, 04/30/2020	2,080,000	2,037,709
1.500%, 05/31/2020	1,460,000	1,432,026
1.625%, 06/30/2020	220,000	216,128
1.875%, 06/30/2020	200,000	197,445
1.625%, 07/31/2020	2,030,000	1,992,096

2.000%, 07/31/2020	310,000	306,567
1.375%, 08/31/2020	1,230,000	1,199,634
1.375%, 09/30/2020	1,625,000	1,582,947
1.375%, 10/31/2020	1,650,000	1,605,173
1.750%, 10/31/2020	450,000	441,633
1.625%, 11/30/2020	490,000	479,004

2.000%, 11/30/2020	390,000	384,714
1.750%, 12/31/2020	650,000	636,860
1.375%, 01/31/2021	2,300,000	2,229,967
2.125%, 01/31/2021	345,000	340,910
1.125%, 02/28/2021	1,165,000	1,120,971
1.250%, 03/31/2021	2,135,000	2,058,524
1.375%, 04/30/2021	1,525,000	1,473,740
3.125%, 05/15/2021	500,000	506,963
1.375%, 05/31/2021	1,910,000	1,843,411
2.000%, 05/31/2021	370,000	363,604
1.125%, 06/30/2021	410,000	392,327
2.125%, 06/30/2021	590,000	581,519
2.250%, 07/31/2021	435,000	430,123
2.000%, 10/31/2021	150,000	146,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,386,232)		38,841,544

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUNDS - 4.6%
First American Government Obligations Fund - Class X, 1.81% (c)	15,943,938	15,943,938
TOTAL SHORT-TERM INVESTMENTS (Cost $15,943,938)		15,943,938
TOTAL INVESTMENTS (Cost $350,911,411) - 100.2%		349,920,593
Liabilities in Excess of Other Assets - (0.2)%		(650,526)
TOTAL NET ASSETS - 100.0%		$349,270,067

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2018.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of June 30, 2018.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
	These securities may be resold in transactions exempt from registration to qualified institutional investors.
	At June 30, 2018, the market value of these securities total $22,889,526 which represents 6.6% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.
(f)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a
	subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three months
	ended June 30, 2018 were as follows:
	Issuer	U.S. Bancorp[1]
	Market Value at 3/31/18	$74,602
	Purchases	$0
	Sales	$0
	Amortization	$(138)
	Change in Unrealized Appreciation (Depreciation)	$257
	Net Realized Gains (Losses)	$0
	Market Value at 6/30/18	$74,721
	Interest Income	$411

	[1]Par values were $75,000 and $75,000 at 3/31/18 and 6/30/18, respectively.

Summary of Fair Value Measurements at June 30, 2018 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$291,157,619	$-	$291,157,619
Collateralized Mortgage Obligations	-	1,059,153	-	1,059,153
U.S. Government Agency Obligations	-	2,918,339	-	2,918,339
U.S. Treasury Obligations	-	38,841,544	-	38,841,544
Short-Term Investments	15,943,938	-	-	15,943,938
Total Investments in Securities	$15,943,938	$333,976,655	$-	$349,920,593

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities. Transfers among levels are recognized at the end of the reporting period. During the three months ended June 30, 2018, the Fund recognized no transfers among levels.
There were no Level 3 securities held in the Fund on June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                       August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                      August 27, 2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                      August 27, 2018

* Print the name and title of each signing officer under his or her signature.